Share-based payments - Board of Directors Incentive Plan (BODIP) (Details) - BODIP	1 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($)	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Exercise price	$ 16.12	$ 16.12	$ 26.29
Shares available to be exercised		1,103,638